Changes In Fair Value On Financial Assets Measured At FVTPL - Summary Of Changes In Fair Value (Detail) - HKD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020
Disclosure Of Detailed Information Of Changes In Fair Value Of Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Changes in fair value on financial assets at FVTPL	$ 132,032	$ 70,291	$ 43,592